Schedule of components of loss before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Singapore	$ (5,400,034)	$ 930,312
Foreign	(19,531,790)	18,225
Total loss (income) before income taxes	$ (24,931,824)	$ 948,537